Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Oct. 13, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000223272
Account Value [Line Items]
Line Graph and Table Measure Name	USA Mutuals All Seasons Fund - Institutional Class
Account Value	$ 14,731	$ 14,663	$ 14,437	$ 12,591	$ 11,679	$ 10,198	$ 11,182	$ 10,302	$ 10,000
C000223274
Account Value [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Class A
Account Value	$ 14,064	13,482	13,685	12,548	14,194	9,645	12,020	13,213		$ 11,266	$ 10,077	$ 9,425
C000223277
Account Value [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Class C
Account Value	$ 13,869	13,400	13,700	12,659	14,428	9,876	12,399	13,703		11,774	10,613	10,000
C000223275
Account Value [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Institutional Class
Account Value	$ 15,350	14,679	14,859	13,589	15,337	10,394	12,922	14,122		12,017	10,719	10,000
C000223276
Account Value [Line Items]
Line Graph and Table Measure Name	USA Mutuals Vice Fund - Investor Class
Account Value	$ 14,942	14,329	14,539	13,332	15,084	10,243	12,770	14,013		11,953	10,692	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,934	23,033	17,734	19,219	16,619	10,629	11,427	10,436	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253	12,846		11,128	9,619	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253	12,846		11,128	9,619	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253	12,846		11,128	9,619	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Account Value	$ 24,531	22,793	18,410	19,788	18,367	11,827	13,253	12,846		11,128	9,619	10,000
S&P Target Risk Conservative Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Account Value	$ 13,309	12,591	11,589	12,186	12,280	10,511	10,408	10,027	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595		11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595		11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595		11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	$ 30,006	$ 23,103	$ 25,038	$ 21,650	$ 13,847	$ 14,886	$ 13,595		$ 11,926	$ 10,178	$ 10,000